CONSOLIDATED STATEMENTS OF CASH FLOWS ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Cash flows - operating activities
Net Income			₪ 25,023	₪ 10,852	₪ 6,844
Adjustments to reconcile net profit to net cash from operating activities (Appendix A)			(10,584)	6,500	7,494
Net cash from operating activities			14,439	17,352	14,338
Cash flows - investing activities
Acquisition of property plant and equipment			(2,650)	(1,915)	(2,994)
Proceeds from sale of property plant and Equipment			361	190	456
Redemption (acquisition) of non-current financial assets			2,168	(8,504)
Proceeds from short term deposit				20,288
Proceeds from (used in) purchase of marketable securities, net			(30,833)	42,010	(22,087)
Net cash from (used in) investing activities			(30,954)	52,069	(24,625)
Cash flows - financing activities
Exercise of options					6,790
Dividend distribution				(19,249)
Short-term bank debt				(16)	16
Net cash from (used in) financing activities				(19,265)	6,806
Increase (decrease) in cash and cash equivalents			(16,515)	50,156	(3,481)
Cash and cash equivalents at the beginning of the financial year			129,577	79,421	82,902
Cash and cash equivalents of the end of the financial year			113,062	129,577	79,421
A. Adjustments to reconcile net profit to net cash from operating activities
Decrease (Increase) in deferred income taxes			1,851	1,260	(3,110)
Unrealized loss (gain) on marketable securities			(7,760)	(1,924)	(186)
Depreciation and amortization			3,682	3,762	3,723
Gain from short term deposit					(843)
Capital gain on disposal of property plant and equipment			(361)	(112)	(220)
Stock based compensation reserve					152
Loss (gain) from non - tradable financial assets (see note 24i)			(5,368)	7,734
Changes in assets and liabilities:
Increase (Decrease) in trade receivables and other receivables			(5,034)	2,120	81
Decrease (Increase) in inventories			1,978	(7,360)	14,069
Decrease (Increase) in trade and other payables, and other current and non-current liabilities			428	1,020	(6,172)
Changes in assets and liabilities, total			(10,584)	6,500	7,494
B. Significant non-cash transactions:
Purchase of property, plant and equipment					115
Supplemental cash flow information:
Income tax paid			₪ 5,926	₪ 8,126	₪ 6,162
US Dollars [Member]
Cash flows - operating activities
Net Income | $	[1]	$ 7,216
Adjustments to reconcile net profit to net cash from operating activities (Appendix A) | $	[1]	(3,052)
Net cash from operating activities | $	[1]	4,164
Cash flows - investing activities
Acquisition of property plant and equipment | $	[1]	(764)
Proceeds from sale of property plant and Equipment | $	[1]	104
Redemption (acquisition) of non-current financial assets | $	[1]	625
Proceeds from short term deposit | $	[1]
Proceeds from (used in) purchase of marketable securities, net | $	[1]	(8,892)
Net cash from (used in) investing activities | $	[1]	(8,927)
Cash flows - financing activities
Exercise of options | $	[1]
Dividend distribution | $	[1]
Short-term bank debt | $	[1]
Net cash from (used in) financing activities | $	[1]
Increase (decrease) in cash and cash equivalents | $	[1]	(4,763)
Cash and cash equivalents at the beginning of the financial year | $	[1]	37,374
Cash and cash equivalents of the end of the financial year | $	[1]	32,611
A. Adjustments to reconcile net profit to net cash from operating activities
Decrease (Increase) in deferred income taxes | $	[1]	534
Unrealized loss (gain) on marketable securities | $	[1]	(2,238)
Depreciation and amortization | $	[1]	1,062
Capital gain on disposal of property plant and equipment | $	[1]	(104)
Loss (gain) from non - tradable financial assets (see note 24i) | $	[1]	(1,548)
Changes in assets and liabilities:
Increase (Decrease) in trade receivables and other receivables | $	[1]	(1,453)
Decrease (Increase) in inventories | $	[1]	570
Decrease (Increase) in trade and other payables, and other current and non-current liabilities | $	[1]	125
Changes in assets and liabilities, total | $	[1]	(3,052)
B. Significant non-cash transactions:
Purchase of property, plant and equipment | $	[1]
Supplemental cash flow information:
Income tax paid | $	[1]	$ 1,709

[1]	Convenience Translation into US Dollars.